Annual Total Returns- Janus Henderson Global Bond Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Global Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.67%	8.28%	(1.95%)	5.81%	(4.30%)	0.20%	7.44%	(2.32%)	5.95%	13.04%